GMO Foreign Small Companies Fund
GMO FOREIGN SMALL COMPANIES FUND
Investment objective
Total return in excess of that of its benchmark, the S&P Developed ex-U.S. Small Cap Index.
Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- GMO Foreign Small Companies Fund} - GMO Foreign Small Companies Fund	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- GMO Foreign Small Companies Fund} - GMO Foreign Small Companies Fund		Class III	Class IV
Management fee	[1]	0.70%	0.70%
Shareholder service fee	[1]	0.15%	0.10%
Other expenses		0.07%	0.07%
Total annual operating expenses		0.92%	0.87%
Expense reimbursement/waiver	[1]	(0.07%)	(0.07%)
Total annual operating expenses	[2]	0.85%	0.80%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.
[2]	after expense reimbursement/waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example {- GMO Foreign Small Companies Fund} - GMO Foreign Small Companies Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	188	391	611	1,244
Class IV	183	375	584	1,185

If you do not sell your shares
Expense Example, No Redemption {- GMO Foreign Small Companies Fund} - GMO Foreign Small Companies Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	136	335	550	1,169
Class IV	131	319	523	1,111

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 58% of the average value of its portfolio.
Principal investment strategies
The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the United States (including both developed and emerging countries) whose outstanding publicly traded equities are in the lowest 25% of publicly traded market capitalization (float) in a particular country ("small companies"). The term "equities" refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies that are tied economically to countries other than the United States (see "Name Policies"). The market capitalization range of companies whose equities are held by the Fund is generally within the market capitalization range of companies in the Fund's benchmark, which represents the lowest 15% of publicly traded market capitalization (float) of the S&P Broad Market Index in each country. Depending on the country, as of May 31, 2015, the market capitalization of the outstanding common stock and other stock-related securities of the largest company in a particular country included in the S&P Developed ex-U.S. Small Cap Index ranged from approximately $571 million (New Zealand) to $16.8 billion (Switzerland) (based on exchange rates as of May 31, 2015). As of May 31, 2015, the publicly traded market capitalization of the largest small company (as defined by the Fund) ranged from approximately $504 million (Egypt) to $30.0 billion (Switzerland) (based on exchange rates as of May 31, 2015).

GMO selects investments using value-based fundamental analysis that is informed by a disciplined quantitative screening process. GMO analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. GMO also considers a company's accounting and governance practices. As part of the investment process, GMO frequently meets with management and visits companies.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) invest in a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds (ETFs). The Fund's foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

  Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 31.25% (2Q2009) Lowest Quarter: – 24.05% (3Q2008) Year-to-Date (as of 3/31/15): 7.00%
Average Annual Total Returns Periods Ending December 31, 2014
Average Annual Total Returns {- GMO Foreign Small Companies Fund} - GMO Foreign Small Companies Fund		1 Year	5 Years	10 Years	Incept.	Inception Date
Class III	[1],[2]	(11.07%)	8.14%	7.52%	10.55%	Jan. 04, 1995
Class III | Return After Taxes on Distributions	[1],[2]	(12.15%)	7.49%	5.92%
Class III | Return After Taxes on Distributions and Sale of Fund Shares	[1],[2]	(5.18%)	6.56%	6.23%
Class III | S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	[1],[2]	(3.42%)	8.52%	6.84%	6.99%	Jan. 04, 1995
Class IV	[1],[3]	(10.99%)	8.21%	7.56%	10.88%	Jun. 14, 2002
Class IV | S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	[1],[3]	(3.42%)	8.52%	6.84%	10.04%	Jun. 14, 2002
[1]	Information on the Fund’s return after taxes is unavailable prior to June 30, 2000, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.
[2]	Performance of Class III shares prior to June 30, 2000 is that of the private investment pool, restated to reflect the Fund’s higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed on the Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Had the pool been subject to these restrictions, its performance may have been adversely affected.
[3]	For the period from March 16, 2009 to August 12, 2009, no Class IV shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have higher expenses.